SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedules of Concentration of Risk, by Risk Factor (USD $)				6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Customer A [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Customer A [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Jun. 30, 2014 Customer A [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Jun. 30, 2014 Customer B [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Customer B [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Jun. 30, 2014 Customer B [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Jun. 30, 2014 Customer C [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Customer C [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Jun. 30, 2014 Customer C [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Jun. 30, 2014 Customer A, B and C [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Customer A, B and C [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Jun. 30, 2014 Customer A, B and C [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Jun. 30, 2014 Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Accounts Receivable [Member] Credit Concentration Risk [Member]	Jun. 30, 2014 Sales Revenue, Net [Member] Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	$ 1,113,944	$ 1,864,506	$ 2,052,000	$ 586,824	$ 700,000		$ 200,000	$ 0		$ 175,000	$ 0		$ 961,824	$ 700,000		$ 1,233,944	$ 1,864,506
Concentration Risk, Percentage				47.60%	37.50%	0.00%	16.20%	0.00%	57.80%	14.20%	0.00%	10.10%	78.00%	37.50%	67.90%	100.00%	100.00%	100.00%
Gross Revenue Generated						$ 0			$ 1,000,000			$ 175,000			$ 1,175,000			$ 1,728,998